The Royce Fund

Supplement to the Investment, Service, and Institutional Class Shares Prospectus Dated May 1, 2021

Royce Premier Fund

I. Effective as of April 1, 2022, the paragraph appearing under the heading “Investment Adviser and Portfolio Management” for Royce Premier Fund is deleted in its entirety and replaced with the relevant information below.

Royce Premier Fund

Royce & Associates, LP is the Fund’s investment adviser and a limited partnership organized under the laws of Delaware. Royce & Associates primarily conducts its business under the name Royce Investment Partners. Lauren A. Romeo and Steven G. McBoyle are the Fund’s co-lead portfolio managers. Portfolio manager Charles M. Royce manages the Fund with them. They are assisted by portfolio manager Andrew S. Palen. Ms. Romeo and Mr. McBoyle became co-lead portfolio managers of the Fund on April 1, 2022. Ms. Romeo and Mr. McBoyle became portfolio managers of the Fund in 2016 and were previously assistant portfolio managers from 2006 and 2014, respectively, through 2015. Mr. Royce has been portfolio manager since the Fund’s inception. Mr. Palen became assistant portfolio manager on February 7, 2022.

II. Effective as of April 1, 2022, the information appearing under the heading “Management of the Funds” that is inconsistent with the disclosure immediately above is hereby revised accordingly.

February 7, 2022

RPR-ISI-0222

The Royce Fund

Supplement to the Consultant and R Class Shares Prospectus Dated May 1, 2021

Royce Premier Fund

I. Effective as of April 1, 2022, the paragraph appearing under the heading “Investment Adviser and Portfolio Management” for Royce Premier Fund is deleted in its entirety and replaced with the relevant information below.

Royce Premier Fund

Royce & Associates, LP is the Fund’s investment adviser and a limited partnership organized under the laws of Delaware. Royce & Associates primarily conducts its business under the name Royce Investment Partners. Lauren A. Romeo and Steven G. McBoyle are the Fund’s co-lead portfolio managers. Portfolio manager Charles M. Royce manages the Fund with them. They are assisted by portfolio manager Andrew S. Palen. Ms. Romeo and Mr. McBoyle became co-lead portfolio managers of the Fund on April 1, 2022. Ms. Romeo and Mr. McBoyle became portfolio managers of the Fund in 2016 and were previously assistant portfolio managers from 2006 and 2014, respectively, through 2015. Mr. Royce has been portfolio manager since the Fund’s inception. Mr. Palen became assistant portfolio manager on February 7, 2022.

II. Effective as of April 1, 2022, the information appearing under the heading “Management of the Funds” that is inconsistent with the disclosure immediately above is hereby revised accordingly.

February 7, 2022

RPR-CR-0222